Trade Payables and Accrued Liabilities - Summary of Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Trade payables	$ 400	$ 290
Amounts due to related parties (Note 9)	104	28
Accrued liabilities	23	44
Trade payables and accrued liabilities	$ 527	$ 362